Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012
Net Earnings	$ 13,831	$ 10,514	$ 9,672
Other Comprehensive Income (Loss), net of tax
Foreign currency translation	94	1,230	(557)
Securities
Unrealized holding gain (loss) arising during period	225	(248)	565
Reclassifications to earnings	(314)	(5)	(141)
Net change	(89)	(253)	424
Employee benefit plans
Prior service cost amortization during period	9	2	5
Prior service cost - current year	(27)	(8)	15
Gain amortization during period	515	370	246
Gain (loss) - current year	2,203	(1,643)	(1,984)
Effect of exchange rates	8	(52)	18
Net change	2,708	(1,331)	(1,700)
Derivatives & hedges
Unrealized gain (loss) arising during period	344	52	(500)
Reclassifications to earnings	(107)	124	232
Net change	237	176	(268)
Other Comprehensive Income (Loss)	2,950	(178)	(2,101)
Total comprehensive income	16,781	10,336	7,571
Comprehensive Loss Attributable To Noncontrolling Interest, net of tax	0	339	0
Comprehensive Income Attributable To Johnson & Johnson	$ 16,781	$ 10,675	$ 7,571